Other Financial Assets - Summary Of Composition Of The Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ 35,139,862	$ 28,507,279
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	10,037,417	11,155,644
Receivables from other spot sales pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	6,879,606	2,599,343
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	2,070,550	913,867
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	15,467,783	12,740,004
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	90,848	836,128
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	620,106	290,862
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	35,166,310	28,535,848
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ (26,448)	$ (28,569)